13. FINANCIAL INSTRUMENTS: Schedule of Financial Assets measured at fair value (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Cash	$ 403,093	$ 412,676	$ 278,993
Restricted cash	234,081	0	$ 83,070
Fair Value, Inputs, Level 1
Cash	403,093	412,676
Restricted cash	234,081
Fair Value, Inputs, Level 2
Cash	0	0
Restricted cash	0
Fair Value, Inputs, Level 3
Cash	0	$ 0
Restricted cash	$ 0